UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
January 31, 2016
unaudited
Common stocks 97.31% Energy 9.63%	Shares	Value (000)
Chevron Corp.	13,359,100	$1,155,161
ConocoPhillips	27,708,185	1,082,836
Enbridge Inc.	29,661,300	1,026,281
EOG Resources, Inc.	1,472,100	104,549
Exxon Mobil Corp.	2,957,400	230,234
Halliburton Co.	7,540,000	239,697
Noble Energy, Inc.	5,456,300	176,620
Pioneer Natural Resources Co.	5,934,323	735,559
Royal Dutch Shell PLC, Class B (ADR)	21,300,000	939,969
Schlumberger Ltd.	18,269,300	1,320,322
		7,011,228
Materials 4.65%
Air Products and Chemicals, Inc.	1,970,106	249,632
Dow Chemical Co.	9,455,752	397,142
E.I. du Pont de Nemours and Co.	23,136,134	1,220,662
Freeport-McMoRan Inc.	1,033,800	4,756
Koninklijke DSM NV (ADR)	2,414,900	29,607
Monsanto Co.	3,135,000	284,031
Nucor Corp.	4,940,700	193,033
Potash Corp. of Saskatchewan Inc.	1,331,100	21,697
Praxair, Inc.	8,668,300	866,830
Rio Tinto PLC (ADR)	1,216,800	29,994
WestRock Co.	2,441,322	86,130
		3,383,514
Industrials 13.12%
Boeing Co.	17,822,700	2,141,041
Caterpillar Inc.	5,096,207	317,188
Cummins Inc.	660,000	59,327
Danaher Corp.	521,100	45,153
Fastenal Co.	4,490,000	182,114
General Dynamics Corp.	1,339,461	179,180
General Electric Co.	35,393,000	1,029,936
Honeywell International Inc.	1,160,000	119,712
IDEX Corp.	527,400	38,242
Lockheed Martin Corp.	8,639,300	1,822,892
Norfolk Southern Corp.	2,476,000	174,558
Northrop Grumman Corp.	4,461,600	825,664
PACCAR Inc	5,600,000	274,792
Parker-Hannifin Corp.	600,000	58,296
Precision Castparts Corp.	649,500	152,600
Rockwell Automation	950,000	90,792
Rockwell Collins, Inc.	4,768,000	385,636
Union Pacific Corp.	7,448,000	536,256
United Technologies Corp.	2,900,000	254,301
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
W.W. Grainger, Inc.	330,000	$64,908
Waste Management, Inc.	14,964,400	792,365
		9,544,953
Consumer discretionary 11.52%
Carnival Corp., units	985,800	47,447
CBS Corp., Class B	7,456,800	354,198
Comcast Corp., Class A	34,225,739	1,906,716
General Motors Co.[1]	400,000	11,856
Home Depot, Inc.	26,175,600	3,291,843
Lowe’s Companies, Inc.	5,500,000	394,130
Newell Rubbermaid Inc.	5,419,100	210,153
Priceline Group Inc.[1]	102,000	108,627
Ralph Lauren Corp., Class A	1,156,000	130,050
Scripps Networks Interactive, Inc., Class A	636,400	38,801
Starbucks Corp.	2,985,600	181,435
Target Corp.	1,000,000	72,420
Time Warner Inc.	2,756,000	194,133
Twenty-First Century Fox, Inc., Class A	16,994,100	458,331
VF Corp.	11,230,200	703,010
Walt Disney Co.	2,199,700	210,775
Whirlpool Corp.	297,000	39,914
YUM! Brands, Inc.	413,200	29,903
		8,383,742
Consumer staples 9.73%
Coca-Cola Co.	51,018,000	2,189,693
Colgate-Palmolive Co.	2,375,000	160,384
Costco Wholesale Corp.	3,855,700	582,673
CVS Health Corp.	8,725,000	842,748
Kraft Heinz Co.	4,900,000	382,494
Kroger Co.	10,698,900	415,224
Mondelez International, Inc.	5,590,000	240,929
Nestlé SA (ADR)	1,635,900	120,631
PepsiCo, Inc.	2,663,000	264,436
Procter & Gamble Co.	17,095,700	1,396,548
Unilever NV	7,797,400	346,283
Walgreens Boots Alliance, Inc.	1,500,000	119,580
Wal-Mart Stores, Inc.	284,300	18,866
		7,080,489
Health care 11.63%
AbbVie Inc.	1,600,000	87,840
Aetna Inc.	5,302,800	540,037
AmerisourceBergen Corp.	282,700	25,319
AstraZeneca PLC (ADR)	7,477,100	240,912
Bristol-Myers Squibb Co.	9,525,600	592,111
Eli Lilly and Co.	3,847,200	304,314
Gilead Sciences, Inc.[1]	490,000	40,670
Humana Inc.[2]	7,620,000	1,240,460
Johnson & Johnson	11,365,000	1,186,961
Medtronic PLC	10,085,700	765,706
Merck & Co., Inc.	33,683,000	1,706,718
Novo Nordisk A/S, Class B (ADR)	2,847,100	159,067
Pfizer Inc.	29,074,800	886,491
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Quest Diagnostics Inc.	166,400	$10,927
Regeneron Pharmaceuticals, Inc.[1]	257,500	108,173
Roche Holding AG (ADR)	4,538,500	147,138
UnitedHealth Group Inc.	3,667,300	422,326
		8,465,170
Financials 12.35%
American Express Co.	5,376,151	287,624
Ameriprise Financial, Inc.	202,000	18,311
Capital One Financial Corp.	6,500,000	426,530
Charles Schwab Corp.	4,985,600	127,282
Chubb Ltd.	7,207,425	814,944
Citigroup Inc.	5,000,000	212,900
CME Group Inc., Class A	10,388,404	933,398
East West Bancorp, Inc.	2,000,000	64,840
Goldman Sachs Group, Inc.	2,190,500	353,897
JPMorgan Chase & Co.	26,660,500	1,586,300
KeyCorp	21,125,000	235,755
Marsh & McLennan Companies, Inc.	8,409,300	448,468
McGraw Hill Financial, Inc.	3,419,800	290,751
Moody’s Corp.	2,693,800	240,125
PNC Financial Services Group, Inc.	7,408,800	641,973
Sumitomo Mitsui Financial Group, Inc. (ADR)	11,000,000	72,380
U.S. Bancorp	9,100,000	364,546
Wells Fargo & Co.	37,071,511	1,862,102
Willis Towers Watson PLC	44,900	5,140
		8,987,266
Information technology 13.45%
Accenture PLC, Class A	1,929,600	203,650
Alphabet Inc., Class A1	694,200	528,529
Alphabet Inc., Class C	267,693	198,883
Amphenol Corp., Class A	5,690,000	282,053
Analog Devices, Inc.	2,130,783	114,764
Automatic Data Processing, Inc.	2,021,300	167,950
Cisco Systems, Inc.	5,000,000	118,950
Intel Corp.	30,880,000	957,898
Intuit Inc.	4,255,000	406,395
Jack Henry & Associates, Inc.	2,594,200	210,597
KLA-Tencor Corp.	1,171,000	78,445
Microsoft Corp.	84,923,800	4,678,452
NetApp, Inc.[1]	2,059,600	45,167
Paychex, Inc.	3,000,000	143,580
Texas Instruments Inc.	20,473,800	1,083,678
Visa Inc., Class A	5,951,100	443,298
Xilinx, Inc.	2,432,900	122,302
		9,784,591
Telecommunication services 4.05%
AT&T Inc.	12,300,000	443,538
Verizon Communications Inc.	50,160,401	2,506,515
		2,950,053
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks Utilities 2.87%	Shares	Value (000)
CMS Energy Corp.	5,405,800	$210,178
Dominion Resources, Inc.	8,267,000	596,629
Eversource Energy	3,947,500	212,376
Exelon Corp.	730,000	21,586
National Grid PLC (ADR)	730,000	51,691
PG&E Corp.	8,248,700	452,936
Pinnacle West Capital Corp.	3,000,000	198,930
Sempra Energy	1,996,900	189,206
Xcel Energy Inc.	4,000,000	152,880
		2,086,412
Miscellaneous 4.31%
Other common stocks in initial period of acquisition		3,133,398
Total common stocks (cost: $52,073,883,000)		70,810,816
Short-term securities 3.07%	Principal amount (000)
Abbott Laboratories 0.40% due 2/23/2016[3]	$49,250	49,240
CAFCO, LLC 0.40%–0.49% due 2/26/2016–3/2/2016	139,500	139,452
Chevron Corp. 0.35%–0.49% due 2/9/2016–3/8/2016[3]	43,700	43,688
Emerson Electric Co. 0.32%–0.46% due 2/29/2016–3/9/2016[3]	140,000	139,947
Estée Lauder Companies Inc. 0.37% due 2/12/2016[3]	7,700	7,699
Federal Home Loan Bank 0.13%–0.58% due 2/3/2016–8/29/2016	1,270,987	1,269,979
Freddie Mac 0.23%–0.41% due 3/10/2016–6/7/2016	155,000	154,803
General Electric Co. 0.29% due 2/1/2016	50,800	50,799
Honeywell International Inc. 0.26% due 2/17/2016[3]	40,700	40,693
IBM Corp. 0.40% due 2/22/2016–2/23/2016[3]	103,500	103,479
PepsiCo Inc. 0.37% due 3/8/2016[3]	25,900	25,889
Private Export Funding Corp. 0.44% due 2/8/2016[3]	25,400	25,398
Qualcomm Inc. 0.43% due 3/23/2016[3]	30,200	30,182
U.S. Treasury Bills 0.21% due 2/18/2016	100,000	99,990
Walt Disney Co. 0.47%–0.48% due 4/20/2016–4/28/2016[3]	51,300	51,242
Total short-term securities (cost: $2,232,398,000)		2,232,480
Total investment securities 100.38% (cost: $54,306,281,000)		73,043,296
Other assets less liabilities (0.38%)		(273,833)
Net assets 100.00%		$72,769,463
Washington Mutual Investors Fund — Page 4 of 7

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended January 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 1/31/2016 (000)
Humana Inc.	7,620,000	—	—	7,620,000	$6,629	$1,240,460
KLA-Tencor Corp.[4]	8,038,000	—	6,867,000	1,171,000	8,808	—
					$15,437	$1,240,460

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $517,457,000, which represented .71% of the net assets of the fund.
[4]	Unaffiliated issuer at 1/31/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
Washington Mutual Investors Fund — Page 5 of 7

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,011,228	$—	$—	$7,011,228
Materials	3,383,514	—	—	3,383,514
Industrials	9,544,953	—	—	9,544,953
Consumer discretionary	8,383,742	—	—	8,383,742
Consumer staples	7,080,489	—	—	7,080,489
Health care	8,465,170	—	—	8,465,170
Financials	8,987,266	—	—	8,987,266
Information technology	9,784,591	—	—	9,784,591
Telecommunication services	2,950,053	—	—	2,950,053
Utilities	2,086,412	—	—	2,086,412
Miscellaneous	3,133,398	—	—	3,133,398
Short-term securities	—	2,232,480	—	2,232,480
Total	$70,810,816	$2,232,480	$—	$73,043,296
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$20,748,655
Gross unrealized depreciation on investment securities	(2,041,847)
Net unrealized appreciation on investment securities	18,706,808
Cost of investment securities	54,336,488

Washington Mutual Investors Fund — Page 6 of 7

unaudited
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0316O-S49131	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 30, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 30, 2016